Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)(2)	Average Compensation Actually Paid to Other NEOs ($)(3)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return:	Net Income (Loss) ($) in thousands)
2024	$—	$—	$227,987	$227,987	$3.72	$(25,750)
2023	$—	$—	$141,333	$141,333	$56.71	$(51,456)
2022	$—	$—	$154,153	$154,153	$69.35	$5,945

Named Executive Officers, Footnote	Our PEO for each of 2024, 2023 and 2022 was Mr. Thompson, our current chief executive officer. As discussed under “—Summary Compensation Table” above, Mr. Thompson is employed by an affiliate of the Operator and the Administrator and his compensation is determined by, and paid to them directly by, such affiliate. The Company did not pay Mr. Thompson any compensation in any of the foregoing years.Our other NEO for 2024 and 2023 is Mr. Berlin and our other NEOs for 2022 are Mr. Berlin, our current chief financial officer and secretary, and Mr. Nathan DeBacker, our prior chief financial officer and secretary. The Company did not pay Mr. DeBacker any compensation in 2022. In each of 2024, 2023 and 2022, Mr. Berlin’s compensation was paid by an affiliate of the Operator and the Administrator. Such affiliate was then reimbursed by the Company based on Mr. Berlin’s time spent working on matters pertaining to the lending business of the Company; during 2022, such reimbursement also included Mr. Berlin’s role as executive vice president and treasurer of the Company from January 1, 2022 to August 10, 2022 (when Mr. Berlin assumed the additional role of chief financial officer and secretary). The amount of such reimbursement is provided in the table above, consistent with the amount reported in the Summary Compensation Table for the applicable year.
PEO Total Compensation Amount	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	0	0	0
Non-PEO NEO Average Total Compensation Amount	227,987	141,333	154,153
Non-PEO NEO Average Compensation Actually Paid Amount	227,987	141,333	154,153
Total Shareholder Return Amount	3.72	56.71	69.35
Net Income (Loss)	$ (25,750,000)	$ (51,456,000)	$ 5,945,000
PEO Name	Mr. Thompson
Additional 402(v) Disclosure	The SCT Amount and the CAP Amounts are the same because Mr. Berlin did not receive any equity awards or pension benefits as part of his compensation and therefore the adjustments provided by the applicable rules adopted by the SEC do not apply to Mr. Berlin’s compensation.Pursuant to applicable SEC disclosure rules, assumes $100 was invested on December 31, 2021.